CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses
Loss on asset disposal	12,165	0	12,165
Depreciation	900,540	821,891	2,342,214
Write-off of mineral rights	0	0	14,000
Total operating expenses	6,402,867	6,513,109	32,684,570
Loss from operations	(6,402,867)	(6,513,109)	(32,684,570)
Other income (expense)
Interest income	25,971	34,087	378,948
Interest expense	(2,333)	0	(8,316)
Total other income (expense)	23,638	34,087	370,632
Loss before income taxes	(6,379,229)	(6,479,022)	(32,313,938)
Income tax benefit	2,206,462	2,590,393	9,655,460
Net loss	(4,172,767)	(3,888,629)	(22,658,478)
Loss per common share - basic and diluted	$ (0.03)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	136,251,969	125,424,507
Net loss	(4,172,767)	(3,888,629)	(22,658,478)
Other comprehensive (loss) income
Unrealized (loss) income on investments, net of deferred tax	(4,817)	25,787	20,356
Total comprehensive loss	(4,177,584)	(3,862,842)	(22,638,122)
Related Party [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	482,362	521,478	3,586,959
General and administrative - related party	74,353	2,000	97,419
Mineral and property holding costs - reimbursed to related party	0	0	295,000
General [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	2,594,059	2,704,545	14,625,756
General and administrative - related party	2,243,888	2,385,695	11,067,557
Mineral and property holding costs - reimbursed to related party	$ 95,500	$ 77,500	$ 643,500